Prepaids and Other, Net (Tables)	3 Months Ended
Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of prepaids and other

The following table provides the components of Prepaids and other, net and Other assets (dollars in thousands):

	March 31,	December 31,
	2022	2021
Prepaids and other, net
Prepaids
Insurance	$145	$1,014
Mining claims and permitting fees	378	891
Prepaid taxes	209	—
License fees	202	186
Other	29	56
Deposits	219	195
Total	1,182	2,342

Other assets, non-current
Royalty - advance payment	600	600
Total	$600	$600